Document and Entity Information	1 Months Ended
Jan. 31, 2021
Cover [Abstract]
Entity Registrant Name	FREYR Battery
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Central Index Key	0001844224
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation State Country Code	N4